Employee benefits (Tables)	12 Months Ended
Dec. 31, 2017
Employee Benefits Tables
Schedule of fixed number of beneficiaries

The Company has two distinct pension plans, one for pilots and the other for ground personnel. Both plans have been closed to new participants, and therefore there are a fixed number of beneficiaries covered under these plans as of December 31, 2017 and 2016.

	December 31, 2017	December 31, 2016

Fair value of plan assets	$(189,697)	$(165,740)
Present value of the obligation	364,043	320,890

Total employee benefit liability	$174,346	$155,150

Schedule of components of net benefit expense

The following table summarizes the components of net benefit expense recognized in the Consolidated Statement of Comprehensive Income and the funded status and amounts recognized in the Consolidated Statement of Financial Position for the respective plans:

Net benefit expense – year ended December 31, 2017 (recognized in Salaries, wages and benefits)	Defined benefit plan	Other benefits

Current service cost	$1,207	$1.982
Interest cost on net benefit obligation	18,490	3,984

Total employee benefit liability	$19,697	$5,966

Net benefit expense – year ended December 31, 2016 (recognized in Salaries, wages and benefits)	Defined benefit plan	Other benefits

Current service cost	$566	$2,241
Interest cost on net benefit obligation	17,484	5,275

Total employee benefit liability	$18,050	$7,516

Schedule of present value of defined benefit obligation

Changes in the present value of defined benefit obligation as of December 31, 2017 are as follows:

	Defined benefit Obligation	Other benefits	Total

Benefit obligation as of December 31, 2016	$265,928	$54,962	$320,890
Period cost	19,697	5,966	25,663
Benefits paid by employer	(20,058)	(2,398)	(22,456)
Actuarial (gains) losses recognized in other comprehensive income	34,848	4,572	39,420
Exchange differences	(1,215)	—	(1,215)
Others	1,573	168	1,741

Benefit obligation as of December 31, 2017	300,773	63,270	364,043
Fair value of plan assets	(189,697)	—	(189,697)

Total employee benefit liability	$111,076	$63,270	$174,346

Current	$34,141	$4,565	$38,706
Non–current	76,935	58,705	135,640

Total	$111,076	$63,270	$174,346

Changes in the present value of defined benefit obligation as of December 31, 2016 are as follows:

	Defined benefit Obligation	Other benefits	Total

Benefit obligation as of December 31, 2015	$232,749	$68,364	$301,113
Period cost	18,050	7,516	25,566
Benefits paid by employer	(16,884)	(2,546)	(19,430)
Actuarial (gains) losses recognized in other comprehensive income	17,918	(20,301)	(2,383)
Exchange differences	14,095	1,929	16,024

Benefit obligation as of December 31, 2016	265,928	54,962	320,890
Fair value of plan assets	(165,740)	—	(165,740)

Total employee benefit liability	$100,188	$54,962	$155,150

Current	$35,272	$4,309	$39,581
Non–current	64,916	50,653	115,569

Total	$100,188	$54,962	$155,150

Schedule of fair value of plan assets

Changes in the fair value of plan assets are as follows:

Defined benefit plan

Fair value of assets at December 31, 2016	$165,740
Interest income on plan assets	12,615
Return on plan assets greater/(less) than discount	6,568
Employer contributions	23,522
Benefits paid	(17,460)
Investment expenses paid	(1,896)
Exchange differences	608

Fair value of plan assets at December 31, 2017	$189,697

Changes in the fair value of plan assets are as follows:

Defined benefit plan

Fair value of assets at December 31, 2015	$140,517
Interest income on plan assets	11,268
Return on plan assets greater/(less) than discount	2,657
Employer contributions	21,597
Benefits paid	(16,069)
Adjustment in plan asset performance	(946)
Exchange differences	6,716

Fair value of assets at December 31, 2016	$165,740

Schedule of other comprehensive income

For the year ended December 31, 2017 and 2016, actuarial gains of $33,385 and $4,094 respectively were recognized in other comprehensive income.

	December 31, 2017	December 31, 2016	December 31, 2015

Actuarial gains recognized in other comprehensive income	$(38,205)	$2,383	$5,019
Return on plan assets adjustment	4,672	1,711	(4,478)
Adjustments for translation	148	—	—

Amount recognized in other comprehensive income	$(33,385)	$4,094	$541

Schedule of determining pension and post-employment medical benefit

The principal assumptions (inflation–adjusted) that are used in determining pension and post–employment medical benefit obligations for the Company’s plans are shown below:

	December 31, 2017	December 31, 2016
Discount rate on all plans	6.75%	7.50%
Price inflation	3.09%	3.00%
Future salary increase
Pilots	4.00%	4.00%
Cabin crew	4.00%	4.00%
Other employees	4.00%	4.00%
Future pension increase	3.18%	3.00%
Healthcare cost increase	4.50%	4.50%
Ticket cost increase	3.00%	3.00%
Education cost increase	3.00%	3.00%

Schedule of categories of plan assets as a percentage of the fair value

The major categories of plan assets as a percentage of the fair value of the total plan assets are as follows:

	December 31, 2017	December 31, 2016
Equity securities	22.04%	24.82%
Debt securities	33.73%	15.95%
Domestic Corporate bonds	35.30%	28.31%
Foreign goverment/corporate bonds	6.61%	18.54%
Other	2.30%	12.37%

Schedule of change in the respective assumptions

The following table summarizes how the impact on the defined benefit obligation at the end of the reporting period would have increased (decreased) as a result of a change in the respective assumptions:

	0.5% increase	0.5% decrease
Discount rate	(41,091)	45,309
Pension increase	8,743	5,180
Mortality table	5,903	—